Subsequent events	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
Time charter-out
In March 2023, we entered into a time charter-out agreement on an LR2, STI Jermyn, for three years at an average rate of $40,000 per day. This charter is expected to commence in April 2023.
Declaration of dividend
On February 15, 2023, our Board of Directors declared a quarterly cash dividend of $0.20 per common share, which is expected to be paid on March 31, 2023 to all shareholders of record as of March 7, 2023.
Securities repurchase program
From January 1, 2023 through February 15, 2023, we have repurchased an aggregate of 1,891,303 of our common shares in the open market at an average price of $50.27 per share.
On February 15, 2023, our Board of Directors authorized a new securities repurchase program (the "2023 Securities Repurchase Program") to purchase up to an aggregate of $250 million of our securities which, in addition to our common shares also currently consist of our Senior Unsecured Notes Due 2025. The aforementioned repurchases of common stock were executed under the previous securities repurchase program, which was terminated and any future repurchases of our securities will be made under the 2023 Securities Repurchase Program.
From February 16 through the date of the issuance of these financial statements, we have repurchased an aggregate of 332,659 of our common shares in the open market at an average price of $53.49 per share.
As of the date of this report, there is $232.2 million available under the 2023 Securities Repurchase Program.
AVIC Lease Financing
In January 2023, we exercised the purchase options on STI Brooklyn, STI Rambla, STI Rose and STI Ville on the AVIC Lease Financing and repaid the aggregate outstanding lease obligation of $77.8 million as part of these transactions.
2021 CSSC Lease Financing
In March 2023, we gave notices to exercise the purchase options on STI Grace and STI Jermyn which are financed on the 2021 CSSC Lease Financing. These purchases are expected to occur in May 2023 and the aggregate outstanding lease liability is expected to be $46.9 million at the date of purchase.
Ocean Yield Lease Financing
In March 2023, we exercised the purchase option on STI Sanctity on the Ocean Yield Lease Financing for a purchase option price $27.8 million.
IFRS 16 - Leases - $670.0 Million
In March 2023, we gave notices to exercise the purchase options on STI Lavender, STI Magnetic, STI Marshall and STI Miracle which are financed on the IFRS 16 - Leases - $670.0 Million lease financing. These purchases are expected to occur in May 2023 and the aggregate outstanding lease liability is expected to be $102.9 million at the date of purchase.
2023 $225.0 Million Credit Facility
In January 2023, we executed the 2023 $225.0 Million Credit Facility with a group of European financial institutions. In February 2023, we drew down $184.9 million and eleven product tankers (ten MRs and one LR2) were collateralized under this facility as part of the initial drawdown. The remaining amount available is expected to finance two product tankers (one MR and one LR2) and is expected to be drawn before the end of the first quarter of 2023.
The credit facility has a final maturity of five years from the signing date and bears interest at SOFR plus a margin of 1.975% per annum. The borrowings for the MRs are expected to be repaid in equal quarterly installments of $0.63 million per vessel for the first two years, and $0.33 million per vessel for the remaining term of the loan. The borrowings for the LR2s are expected to be repaid in equal quarterly installments of $0.8 million per vessel for the first two years, and $0.45 million per vessel for the remaining term of the loan.
Our 2023 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans outstanding
2023 $49.1 Million Credit Facility
In February 2023, we executed the 2023 $49.1 Million Credit Facility with a North American financial institution. In March 2023, we drew down $49.1 million to finance two LR2 product tankers, (STI Rose and STI Rambla). The credit facility has a final maturity of five years from the drawdown date and bears interest at SOFR plus a margin of 1.90% per annum. The borrowing is expected to be repaid in 20 equal quarterly installments of $1.2 million, in aggregate, and a balloon payment upon maturity.
Our 2023 $49.1 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.6 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2022 and (ii) 50% of the net proceeds of new equity issues occurring on or after December 31, 2022.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate outstanding principal amount of the loans outstanding